PGIM S&P 500 Buffer 12 ETF - April Expense Example, No Redemption - PGIM S&P 500 Buffer 12 ETF - April - No Share Class	Jul. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628